Net finance expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net finance expense
Senior Secured Green and Senior Green Notes	$ 33	$ 33	$ 66	$ 66
Net pension interest costs	1	1	2	2
Lease interest cost	6	5	12	10
Foreign currency translation losses		2	1	4
Losses on derivative financial instruments		(1)		3
Other net finance expense	11	9	22	14
Net finance expense before exceptional items	51	49	103	99
Exceptional net finance income		26	17	53
Net finance (income)/expense	$ 51	$ 23	$ 86	$ 46